Related party transactions - Summary of Balances with Related Parties (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure of balances with related parties [line items]
Receivables due from related parties	¥ 27,703		¥ 0
Trade receivables	7,738
Allowance for expected credit loss	(335)
Amounts receivable, related party transactions	7,403
Amount due from related parties	27,703
Contract assets	77,684	$ 10,942	¥ 0
Shenzhen Yuanwanghechu Technology Co Ltd [Member]
Disclosure of balances with related parties [line items]
Receivables due from related parties	7,711
Amount due from related parties	8,865
Contract assets	26,125
Huzhou Zhidianlaile New Energy Technology Co Ltd [Member]
Disclosure of balances with related parties [line items]
Receivables due from related parties	27
New Link [Member]
Disclosure of balances with related parties [line items]
Amount due from related parties	¥ 18,838